RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of group leases
The Group leases several assets including office and residential property, ships and ship equipment which are disclosed as right-of-use assets.

	Office and residential property	Ships	Ship equipment	Total
	US$’000	US$’000	US$’000	US$’000
Cost:
Balance at 1 January 2019	596	68,588	211	69,395
Additions	2,161	16,946	82	19,189
Cancellation of leases during the year	-	-	(22)	(22)
Reclassification to disposal group held for sale (Note 40) (i)	(35)	-	-	(35)
Effect of foreign currency exchange differences	11	-	-	11
Balance at 31 December 2019	2,733	85,534	271	88,538
Additions	539	20,833	83	21,455
Derecognition of right of use asset	(80)	(18,449)	(167)	(18,696)
Acquisitions of subsidiary (Note 41.1)	-	-	87	87
Adjustment (1)	(80)	-	-	(80)
Reclassification to disposal group held for sale (Note 40) (i)	(399)	-	-	(399)
Effect of foreign currency exchange differences	34	-	-	34
Balance at 31 December 2020	2,747	87,918	274	90,939

Accumulated depreciation:
Depreciation, representing balance at 31 December 2019	601	30,307	142	31,050
Depreciation	1,019	26,246	167	27,432
Derecognition of right of use asset	(80)	(18,449)	(167)	(18,696)
Adjustment (1)	(80)	-	-	(80)
Reclassification to disposal group held for sale (Note 40) (i)	(82)	-	-	(82)
Effect of foreign currency exchange differences	3	-	-	3
Balance at 31 December 2020	1,381	38,104	142	39,627

Impairment:
Impairment losses recognised in profit and loss, representing balance at 31 December 2019 and 31 December 2020	-	2,250	-	2,250

Carrying amount:
As at 31 December 2020	1,366	47,564	132	49,062
As at 31 December 2019	2,132	52,977	129	55,238

(i)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

(1)

Refers to lease modification during the period.